Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000028291 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Account Value	$ 12,173	$ 12,173	$ 12,173	$ 11,269	$ 10,923	$ 11,337	$ 10,874	$ 10,954	$ 10,482	$ 10,411	$ 10,225	$ 10,074	$ 10,000
Average Annual Return, Percent	8.03%	2.13%	1.99%
C000028293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,940	$ 11,940	$ 11,940	11,084	10,762	11,192	10,758	10,826	10,384	10,337	10,165	10,040	10,000
Average Annual Return, Percent	7.73%	1.98%	1.79%
C000129904 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C2 (with contingent deferred sales charge)
Account Value	$ 11,953	$ 11,953	$ 11,953	11,107	10,782	11,208	10,772	10,830	10,386	10,340	10,179	10,051	10,000
Average Annual Return, Percent	6.62%	1.99%	1.80%
C000129904 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C2 (without contingent deferred sales charge)
Average Annual Return, Percent	7.62%	1.99%	1.80%
C000149629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K
Account Value	$ 6,329,311	$ 6,329,311	$ 6,329,311	5,844,362	5,643,618	5,833,862	5,576,293	5,567,914	5,310,455	5,262,109	5,146,132	5,054,584	5,000,000
Average Annual Return, Percent	8.30%	2.60%	2.38%
C000028294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 6,290,140	$ 6,290,140	$ 6,290,140	5,808,305	5,609,339	5,799,906	5,543,342	5,541,121	5,286,581	5,239,282	5,134,527	5,048,142	5,000,000
Average Annual Return, Percent	8.30%	2.57%	2.32%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765	$ 11,765	$ 11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,156	10,000
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
Bloomberg One to Three Year Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg One- to Three-Year Government/Credit Index
Account Value	$ 11,666	$ 11,666	$ 11,666	$ 10,979	$ 10,810	$ 11,258	$ 11,214	$ 10,818	$ 10,340	$ 10,324	$ 10,232	$ 10,081	$ 10,000
Average Annual Return, Percent	6.25%	1.52%	1.55%